Accounts payable and accrued liabilities	12 Months Ended
Oct. 31, 2025
Trade and other payables [abstract]
Accounts payable and accrued liabilities
13. Accounts payable and accrued liabilities

As at	October 31, 2025	October 31, 2024
	$	$
Accounts payable	27,765	8,055
Accrued liabilities	12,484	9,752
Sales tax payable	7,002	4,343
Total	47,251	22,150
Accounts payable and accrued liabilities include balances assumed as part of the acquisition of Remexian (refer to note 5).